Financial instruments - Schedule of Trade and Other Receivables, Other Payables and Derivative Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Within trade payables
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	$ 18,423	$ 29,981
Amounts offset	12,351	17,200
Net amounts as presented	6,072	12,781
Cash collateral received/pledged	69	608
Other offsetting instruments	356	495
Net amounts	5,647	11,678
Within derivative financial instruments
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	23,037	58,991
Amounts offset	13,163	34,710
Net amounts as presented	9,874	24,281
Cash collateral received/pledged	2,040	4,788
Other offsetting instruments	2,636	3,364
Net amounts	5,198	16,129
Within trade receivables
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	20,810	28,259
Amounts offset	12,350	17,200
Net amounts as presented	8,460	11,059
Cash collateral received/pledged	18	292
Other offsetting instruments	356	495
Net amounts	8,086	10,272
Within derivative financial instruments
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	26,166	56,154
Amounts offset	13,140	34,685
Net amounts as presented	13,026	21,469
Cash collateral received/pledged	1,688	1,904
Other offsetting instruments	2,616	4,563
Net amounts	$ 8,722	$ 15,002